Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
5.	Earnings Per Share

The following table sets forth the components used in the computation of basic and diluted earnings per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2014	2013	2012
Numerator:
Income from continuing operations	$84,197	$(151,293)	$60,719
Discontinued operations, net of income taxes	—	1,838	762
Net income	$84,197	$(149,455)	$61,481
Denominator:
Basic weighted-average shares outstanding	145,044,351	129,700,000	129,700,000
Effect of dilutive shares:
Stock options and unvested restricted stock units	486,938	—	—
Diluted weighted-average shares outstanding	145,531,289	129,700,000	129,700,000
Earnings per share
Basic
Continuing operations	$0.58	$(1.17)	$0.47
Discontinued operations	—	0.02	—
Net earnings per share	$0.58	$(1.15)	$0.47
Diluted
Continuing operations	$0.58	$(1.17)	$0.47
Discontinued operations	—	0.02	—
Net earnings per share	$0.58	$(1.15)	$0.47

Antidilutive stock options not included in diluted earnings per share	1,295,280	—	—

In the Merger, each issued and outstanding WRECO common share was converted into 1.297 shares of TRI Pointe common stock. The historical issued and outstanding WRECO common shares (100,000,000 common shares for all periods presented prior to the Merger) have been recast (as 129,700,000 common shares of the Company for all periods prior to the Merger) in all periods presented to reflect this conversion.  See Note 2, Merger with Weyerhaeuser Real Estate Company, for further information on the Merger.